Segmental analysis (Tables)	6 Months Ended
Jun. 30, 2023
Segmental analysis
Schedule of operating segments

The business is organised into the following reportable segments: Retail Banking, Private Banking, Commercial & Institutional and Central items & other.

Analysis of operating profit/(loss) before tax

The following tables provide a segmental analysis of operating profit/(loss) before tax by the main income statement captions.

	Retail	Private	Commercial &	Central items
	Banking	Banking	Institutional	& other	Total
Half year ended 30 June 2023	£m	£m	£m	£m	£m
Continuing operations
Net interest income	2,908	428	2,504	(114)	5,726
Net fees and commissions	206	125	821	(8)	1,144
Other non-interest income	6	14	423	414	857
Total income	3,120	567	3,748	292	7,727
Depreciation and amortisation	—	—	(78)	(391)	(469)
Other operating expenses	(1,367)	(322)	(1,909)	152	(3,446)
Impairment (losses)/releases	(193)	(11)	(20)	1	(223)
Operating profit/(loss)	1,560	234	1,741	54	3,589

Half year ended 30 June 2022
Continuing operations
Net interest income	2,340	315	1,764	(85)	4,334
Net fees and commissions	219	131	753	21	1,124
Other non-interest income	(5)	15	420	331	761
Total income	2,554	461	2,937	267	6,219
Depreciation and amortisation	—	—	(82)	(331)	(413)
Other operating expenses	(1,242)	(285)	(1,738)	25	(3,240)
Impairment releases/(losses)	(26)	11	59	10	54
Operating profit/(loss)	1,286	187	1,176	(29)	2,620

5. Segmental analysis continued

Total revenue (1)

	Retail	Private	Commercial &	Central items
	Banking	Banking	Institutional	& other	Total
Half year ended 30 June 2023	£m	£m	£m	£m	£m
Continuing operations
External	3,419	550	5,734	2,095	11,798
Inter-segmental	1	418	(720)	301	—
Total	3,420	968	5,014	2,396	11,798

Half year ended 30 June 2022
Continuing operations
External	2,766	407	3,020	1,242	7,435
Inter-segmental	—	106	76	(182)	—
Total	2,766	513	3,096	1,060	7,435

(1)	Total revenue comprises interest receivable, fees and commissions receivable, income from trading activities and other operating income.

Analysis of net fees and commissions

	Retail	Private	Commercial &	Central items
	Banking	Banking	Institutional	& other	Total
Half year ended 30 June 2023	£m	£m	£m	£m	£m
Continuing operations
Fees and commissions receivable
- Payment services	159	16	332	3	510
- Credit and debit card fees	197	6	129	2	334
- Lending and financing	8	3	335	1	347
- Brokerage	18	3	21	—	42
- Investment management, trustee and fiduciary services	1	105	22	—	128
- Underwriting fees	—	—	71	—	71
- Other	1	2	31	(7)	27
Total	384	135	941	(1)	1,459

Fees and commissions payable	(178)	(10)	(120)	(7)	(315)
Net fees and commissions	206	125	821	(8)	1,144

Half year ended 30 June 2022
Continuing operations
Fees and commissions receivable
- Payment services	152	17	308	26	503
- Credit and debit card fees	203	8	102	10	323
- Lending and financing	8	4	327	1	340
- Brokerage	27	3	21	—	51
- Investment management, trustee and fiduciary services	1	114	22	—	137
- Underwriting fees	—	—	65	—	65
- Other	—	—	56	(51)	5
Total	391	146	901	(14)	1,424

Fees and commissions payable	(172)	(15)	(148)	35	(300)
Net fees and commissions	219	131	753	21	1,124

Total assets and liabilities

	Retail	Private	Commercial &	Central items
	Banking	Banking	Institutional	& other	Total
30 June 2023	£m	£m	£m	£m	£m
Assets	229,150	27,295	401,548	44,608	702,601
Liabilities	186,971	36,755	378,498	65,579	667,803

31 December 2022
Assets	226,375	29,867	404,817	58,994	720,053
Liabilities	192,282	41,491	383,768	66,016	683,557